CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other Income (Expense), Net (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Other income (expense), net	$ 10,086	$ (59)	$ 93	$ (6,441)
Gain on the sale of an asset				(8,234)
Foreign currency transaction gain (loss)		$ (100)	$ 700
Disposal Group, Held-for-sale, Not Discontinued Operations | Hardware Business
Condensed Income Statements, Captions [Line Items]
Gain on the sale of an asset	$ 10,200			$ (8,200)